Schedule of other receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Other Receivables Net
Other receivables	$ 69,110	$ 89,493
Less: allowance for credit losses	(60,699)	(58,510)
Other receivables, net	$ 8,411	$ 30,983